Jun. 06, 2019
Bernstein Global Research Fund
Bernstein Global Research Fund

EXCHANGE TRADED CONCEPTS TRUST

Bernstein Global Research Fund

(Cboe BZX Exchange, Inc.: BRGL)

Supplement dated June 5, 2019 to the
currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information ("SAI")

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Prospectus, and SAI for the Bernstein U.S. Research Fund and Bernstein Global Research Fund (the "Funds") and should be read in conjunction with those documents.

The Board of Trustees (the "Board") of Exchange Traded Concepts Trust (the "Trust") has approved changes to the portfolio management of the Funds. Effective June 10, 2019, Vident Investment Advisory, LLC will no longer serve as the Funds' sub-adviser. Exchange Traded Concepts, LLC ("ETC"), the Funds' investment adviser, will continue to manage the Funds.

This change will become effective without the need for any shareholder action. The change will have no effect on either Fund's investment objective or principal investment strategies. Additionally, this change will not affect either Fund's fees and expenses.

Based on the foregoing, effective June 10, 2019, all references to "Vident Investment Advisory, LLC" and "Vident" as the Funds' sub-adviser are removed from the Funds' Summary Prospectus, Prospectus, and SAI.

Additionally, the following changes to each Fund's Summary Prospectus are made:

●	On page 4, the information under "Investment Advisers" is hereby replaced in its entirety with the following:

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund.

●	On page 4, the information under "Portfolio Managers" is hereby replaced in its entirety with the following:

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since June 2019.

Travis Trampe, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since June 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.